[EATON VANCE LOGO]

[PHOTO OF N.Y. STATUE]

ANNUAL REPORT DECEMBER 31, 2002

EATON VANCE LOW DURATION FUND

[PHOTO OF STATUE OF LIBERTY]

[PHOTO OF BUILDING]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

We are pleased to welcome shareholders of Eaton Vance Low Duration Fund with this initial annual shareholder report. Eaton Vance Low Duration Fund Class A shares had a total return of 0.91% for the period from inception on September 30 through December 31, 2002.(1) That return was the result of a decrease in net asset value per share from $10.00 on September 30, 2002 to $9.99 on December 31, 2002, and the reinvestment of $0.101 in dividends.

Class B shares had a total return of 0.72% for the same period, the result of a decrease in NAV from $10.00 to $9.99, and the reinvestment of $0.082 in dividends.(1)

Class C shares had a total return of 0.66% for the same period, the result of a decrease in NAV from $10.00 to $9.98, and the reinvestment of $0.086 in dividends.(1)

A sluggish economy and continuing global concerns attracted investors to bonds in 2002...

As the Fund debuted in September, the U.S. economic recovery remained in low gear, enhancing the appeal of the bond market. Weak demand and the prospect of future military conflict in Iraq weighed heavily on the financial markets and proved a concern to individuals and businesses alike. Consumer spending had held up surprisingly well through much of the year. However, on the business side, companies were slow to resume capital spending, a trend that took a toll on the key telecom, computer and semiconductor areas. Finally, a series of corporate scandals dealt a blow to investor confidence. In sum, 2002 was a difficult year for the economy and saw increased volatility in the financial markets. Inflation, however, remained well in hand, as the Consumer Price Index rose just 2.4% for all of 2002.

Low Duration Fund offers high quality and lower exposure to interest rate volatility...

By devoting at least 90% of its investments to investment-grade securities and maintaining a duration of 3 years or less, we believe Low Duration Fund can reduce the credit risk and volatility that have been part of the investment landscape in recent years. The economic trends and political concerns of the past year have made those considerations paramount for many investors. With major uncertainties still hovering over the markets, many investors are increasingly credit risk-averse. Eaton Vance Low Duration Fund maintains a focus on the investment grade segment of the market, giving investors an opportunity to diversify their overall portfolios. In the following pages, portfolio manager Susan Schiff discusses the Fund's initial months of operation and looks ahead to the coming year.

                             Sincerely,

                             /s/ Thomas E. Faust Jr.

                             Thomas E. Faust Jr.
                             President

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF DECEMBER 31, 2002

Performance(2)                                  Class A     Class B     Class C
Cumulative Total Returns (at net asset value)
Life of Fund+                                    0.91%       0.72%       0.66%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)
Life of Fund+                                   -1.36%      -2.28%      -0.34%

+ Inception Dates - Class A: 9/30/02; Class B: 9/30/02; Class C:9/30/02

(1) These returns do not include the 2.25% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2.0% - 3rd year;
     1% - 4th year. SEC 1-Year return for Class C reflects a 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002
MANAGEMENT DISCUSSION

[PHOTO OF SUSAN SCHIFF]
SUSAN SCHIFF
PORTFOLIO MANAGER

AN INTERVIEW WITH SUSAN SCHIFF, PORTFOLIO MANAGER OF EATON VANCE LOW DURATION FUND.

Q: Susan, as has often been the case in recent years, we saw a good deal of volatility and uncertainty in the financial markets in 2002. How would you characterize the bond market climate as the Fund made its debut?

A: With the financial markets dominated by economic uncertainty and increasing geopolitical concerns, bonds were the leading asset class in 2002. Bonds benefited from a sustained interest rate decline through much of the year, as the economy failed to generate meaningful growth. However, at the outset of the fourth quarter, as the Fund was beginning its operations, volatility returned to the bond market. The economy sent mixed signals about the strength of the recovery. In early November, the Federal Reserve, which had stayed its hand in 2002 after 11 separate rate cuts in 2001, once again lowered its benchmark Federal Funds rate by 50 basis points (0.50%) to 1.25%, its lowest level in decades.

Q:   How have you positioned the Fund in its initial months of operation?

A: In the Fund's initial months, we have focused primarily on the mortgage-backed securities (MBS) market, by investing in Government Obligations Portfolio, which represented around 55% of the Fund's assets at December 31. Yield spreads - the yield differential between MBS and Treasury yields - have widened in the past year to historically wide levels. That has made MBS yields unusually attractive at this point in the interest rate cycle. In addition, because MBS represent a high quality investment, they have increased investor appeal in this uncertain climate. Finally, Government Obligations Portfolio emphasizes "seasoned" MBS, which are MBS that, as a group, have a history of more stable prepayment rates relative to interest rate fluctuations. Seasoned MBS have been less vulnerable to rising prepayment rates than their generic counterparts. That has been an advantage in a declining interest rate environment.

     The remainder of the Fund - around 45% of its assets - was invested in Investment Portfolio at December 31. At year-end, Investment Portfolio held short-term money market instruments and high-grade securities with maturities of a year or less, but is authorized to invest in a variety of fixed-income securities. The Fund's investment in Investment Portfolio allowed us to effectively manage the Fund's duration.

Q:   What is duration and why is it important in bond investments?

A: Duration is a measure - stated in years - that takes into account the cash flows and expected maturity of a fixed-income security or portfolio, and is used to determine price sensitivity to changes in interest rates. Duration states how much, in percentage terms, a security or portfolio will changes in value, given a one percent change in interest rates. Thus, a portfolio with a dollar-weighted duration of 2 years can be expected to rise 2% with a 1% decline in interest rates. A portfolio with longer duration tends to be more volatile than a shorter duration portfolio. Thus, a portfolio with a dollar-weighted duration of 5 years will decline by 5% with a 1% rise in interest rates. The Fund's

--------------------------------------------------------------------------------
DIVERSIFICATION BY PORTFOLIO(1)

[CHART]

Government Obligations Portfolio           55%
Investment Portfolio                       45%

(1) Because the Fund is actively managed, Portfolio Diversification is subject to change.

     dollar-weighted duration - which will not exceed three years - was 1.52 years at December 31. That has helped insulate the Fund from recent market volatility.

     Duration is an important fixed-income barometer because it provides an accurate measure of the impact of rate changes on the value of an investment. It also allows an investor to compare different types of bonds
     - Treasuries, corporate bonds, MBS - that may, otherwise, have divergent trading characteristics.

Q: You mentioned that yield spreads for mortgage-backed securities had widened during the year. What caused that widening?

A: The dramatic decline in interest rates in the past year has prompted many homeowners to refinance their mortgages. As a result, mortgage prepayment rates have risen sharply. Typically, when prepayment rates rise, MBS investors receive a larger portion of principal payments, which must then be reinvested at lower interest rates. In that climate, MBS underperformed Treasury bonds, with yield spreads of MBS widening approximately 30 to 40 basis points over Treasury bond yields during the course of 2002. That constrained performance somewhat for vehicles, like the Fund, with MBS investments.

     However, because the interest rate decline has likely run its course and prepayment rates have likely peaked, the historically wide spreads are now very attractive to MBS investors, especially given the high quality of mortgage-backed securities.

Q:   Could you further explain the SEASONED segment of the MBS market?

A: Yes. Historically, generic MBS generally have tended to have wide fluctuations in prepayment rates, in rising and falling rate environments. Seasoned MBS, on the other hand, have tended to have significantly more stable prepayment rates. Thus, cash flows for seasoned MBS generally are more predictable, making it less likely that an investor will have to reinvest unanticipated principal payments at disadvantageous interest rates. In addition, more stable prepayment rates make the securities less price-sensitive to changing interest rates. We believe that relative stability can provide a strategic advantage for the Fund.

Q:   What is your outlook for the bond market in the coming year?

A: Given that interest rates are near 40-year lows, some caution may be in order. The economy has mounted a recovery, albeit a modest one, suggesting that the prospect of a further decline in interest rates is fairly limited. However, given the brief and shallow nature of the 2001 recession, I believe it's unlikely that we will see explosive growth in the near-term future, suggesting that inflation will not be a significant problem.

     We believe that the refinancing boom - which has far exceeded any we have seen in years - is very likely nearing the end of its cycle. As the economic recovery gains traction and interest rates firm, prepayment rates should decline significantly. A period of less volatile interest rates and lower prepayment rates would create a favorable climate for the MBS market. We believe seasoned mortgages - with their attractive yields and relatively stable prepayment rates - continue to offer investors an advantage, especially given the historically wide yield spreads.

     The corporate bond and asset-backed securities markets should benefit from a stronger economy, and the Fund has the flexibility to participate in those markets should conditions warrant. Moreover, a low duration strategy may be most appropriate as we anticipate a likely turn in interest rates. I believe the Fund - with its flexibility to invest in a broad range of fixed-income securities - should be well-positioned to respond to market changes and pursue a range of opportunities in the year ahead.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE LOW DURATION FUND CLASS A VS. MERRILL LYNCH 1-3 YR. TREASURY INDEX*
September 30, 2002 - December 31, 2002


                   EATON VANCE LOW      FUND INCL.          ML 1-3 YEAR
                    DURATION FUND        MAXIMUM             TREASURY
        DATE           CLASS A         SALES CHARGE           INDEX
         9/30/2002      10,000             9,775               10,000
        10/31/2002      10,044             9,818               10,023
        11/30/2002      10,017             9,792                9,993
        12/31/2002      10,091             9,864               10,087

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE LOW DURATION FUND CLASS B VS. MERRILL LYNCH 1-3 YR. TREASURY INDEX*
September 30, 2002 - December 31, 2002

                    EATON VANCE LOW         FUND           ML 1-3 YEAR
                     DURATION FUND       VALUE WITH          TREASURY
        DATE            CLASS B         SALES CHARGE          INDEX
         9/30/2002      10,000            10,000              10,000
        10/31/2002      10,038            10,038              10,023
        11/30/2002      10,004            10,004               9,993
        12/31/2002      10,072            10,072              10,087
                       Less 3%               300
        12/31/2002                         9,772**

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE LOW DURATION FUND CLASS C VS. MERRILL LYNCH 1-3 YR. TREASURY INDEX*
September 30, 2002 - December 31, 2002

                    EATON VANCE LOW        FUND            ML 1-3 YEAR
                     DURATION FUND      VALUE WITH          TREASURY
        DATE            CLASS C        SALES CHARGE          INDEX
         9/30/2002      10,000            10,000             10,000
        10/31/2002      10,039            10,039             10,023
        11/30/2002       9,997             9,997              9,993
        12/31/2002      10,066            10,066             10,087
                       Less 1%               100
        12/31/2002                         9,966**

Performance**                                      Class A     Class B     Class C
Cumulative Total Returns (at net asset value)
Life of Fund+                                       0.91%       0.72%       0.66%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)
Life of Fund+                                      -1.36%      -2.28%      -0.34%

+    Inception Dates - Class A: 9/30/02; Class B: 9/30/02; Class C:9/30/02

* Sources: Thomson Financial; Lipper, Inc.. Investment operations commenced 9/30/02. The chart uses closest month-end after inception.

     The chart compares the Fund's total return with that of the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index of short-term, U.S. Treasury securities. Returns are calculated by determining the percentage change in net asset value (NAV), with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2.0% - 3rd year; 1% - 4th year. SEC 1-Year return for Class C reflects a 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table above do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
-----------------------------------------------------
Investment in Investment Portfolio, at
   value
   (identified cost, $24,957,876)         $24,957,915
Investment in Government Obligations
   Portfolio, at value
   (identified cost, $30,462,872)          30,668,579
Receivable for Fund shares sold               577,198
Receivable from the Administrator              34,989
-----------------------------------------------------
TOTAL ASSETS                              $56,238,681
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Dividends payable                         $    48,103
Payable for Fund shares redeemed               18,313
Payable to affiliate for distribution
   and service fees                             2,093
Payable to affiliate for Trustees' fees           910
Accrued expenses                               24,475
-----------------------------------------------------
TOTAL LIABILITIES                         $    93,894
-----------------------------------------------------
NET ASSETS                                $56,144,787
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $56,023,574
Accumulated net realized loss from
   Portfolios (computed on the basis of
   identified cost)                           (84,533)
Net unrealized appreciation from
   Portfolios (computed on the basis of
   identified cost)                           205,746
-----------------------------------------------------
TOTAL                                     $56,144,787
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $27,032,607
SHARES OUTSTANDING                          2,705,975
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.99
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 97.75 of $9.99)       $     10.22
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $10,725,491
SHARES OUTSTANDING                          1,073,977
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.99
-----------------------------------------------------
Class C Shares
-----------------------------------------------------
NET ASSETS                                $18,386,689
SHARES OUTSTANDING                          1,841,612
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.98
-----------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
DECEMBER 31, 2002(1)
Investment Income
----------------------------------------------------
Interest allocated from Portfolios        $  205,785
Security lending income allocated from
   Portfolios                                  6,833
Expenses allocated from Portfolios           (46,773)
----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS     $  165,845
----------------------------------------------------
Expenses
----------------------------------------------------
Advisory and Administration fee           $    9,313
Trustees' fees and expenses                      910
Distribution and service fees
   Class A                                     6,743
   Class B                                    14,063
   Class C                                    18,076
Registration fees                             24,974
Printing and postage                           9,100
Legal and accounting services                  7,735
Miscellaneous                                  5,995
----------------------------------------------------
TOTAL EXPENSES                            $   96,909
----------------------------------------------------
Deduct --
   Allocation of expenses to the
      Administrator                       $   48,694
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   48,694
----------------------------------------------------

NET EXPENSES                              $   48,215
----------------------------------------------------

NET INVESTMENT INCOME                     $  117,630
----------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolios
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   (2,370)
   Financial futures contracts                31,159
   Written options                               848
----------------------------------------------------
NET REALIZED GAIN                         $   29,637
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  370,874
   Financial futures contracts              (165,128)
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  205,746
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  235,383
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  353,013
----------------------------------------------------

 (1) For the period from the start of business, September 30, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2002(1)
--------------------------------------------------------------
From operations --
   Net investment income                  $           117,630
   Net realized gain                                   29,637
   Net change in unrealized appreciation
      (depreciation)                                  205,746
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $           353,013
--------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $           (98,844)
      Class B                                         (45,318)
      Class C                                         (70,001)
--------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $          (214,163)
--------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $        28,540,099
      Class B                                      11,001,776
      Class C                                      18,897,338
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                          63,570
      Class B                                          34,748
      Class C                                          47,096
   Cost of shares redeemed
      Class A                                      (1,648,538)
      Class B                                        (332,467)
      Class C                                        (597,685)
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $        56,005,937
--------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        56,144,787
--------------------------------------------------------------

Net Assets
--------------------------------------------------------------
At beginning of period                    $                --
--------------------------------------------------------------
AT END OF PERIOD                          $        56,144,787
--------------------------------------------------------------

 (1) For the period from the start of business, September 30, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS A
                                  -------------------------------
                                  PERIOD ENDED
                                  DECEMBER 31, 2002(1)(2)
-----------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
-----------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------
Net investment income                         $ 0.056
Net realized and unrealized
   gain                                         0.035
-----------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                  $ 0.091
-----------------------------------------------------------------

Less distributions
-----------------------------------------------------------------
From net investment income                    $(0.101)
-----------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $(0.101)
-----------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 9.990
-----------------------------------------------------------------

TOTAL RETURN(3)                                  0.91%
-----------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $27,033
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.16%(5)
   Net investment income                         2.18%(5)
Portfolio Turnover of the
   Investment Portfolio                             0%
Portfolio Turnover of the
   Government Obligations
   Portfolio                                       41%
-----------------------------------------------------------------
+  The operating expenses of the Investment Portfolio and the
   Fund reflect an allocation of expenses to the Investment
   Adviser and Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                   2.20%(5)
   Net investment income                         1.14%(5)
Net investment income per
   share                                      $ 0.030
-----------------------------------------------------------------

 (1) For the period from the start of business, September 30, 2002, to December 31, 2002.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's shares of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS B
                                  -------------------------------
                                  PERIOD ENDED
                                  DECEMBER 31, 2002(1)(2)
-----------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
-----------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------
Net investment income                         $ 0.039
Net realized and unrealized
   gain                                         0.033
-----------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                  $ 0.072
-----------------------------------------------------------------

Less distributions
-----------------------------------------------------------------
From net investment income                    $(0.082)
-----------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $(0.082)
-----------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 9.990
-----------------------------------------------------------------

TOTAL RETURN(3)                                  0.72%
-----------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $10,725
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.91%(5)
   Net investment income                         1.49%(5)
Portfolio Turnover of the
   Investment Portfolio                             0%
Portfolio Turnover of the
   Government Obligations
   Portfolio                                       41%
-----------------------------------------------------------------
+  The operating expenses of the Investment Portfolio and the
   Fund reflect an allocation of expenses to the Investment
   Adviser and Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                   2.95%(5)
   Net investment income                         0.45%(5)
Net investment income per
   share                                      $ 0.013
-----------------------------------------------------------------

 (1) For the period from the start of business, September 30, 2002, to December 31, 2002.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's shares of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                              CLASS C
                                  -------------------------------
                                  PERIOD ENDED
                                  DECEMBER 31, 2002(1)(2)
-----------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
-----------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------
Net investment income                         $ 0.041
Net realized and unrealized
   gain                                         0.025
-----------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                  $ 0.066
-----------------------------------------------------------------

Less distributions
-----------------------------------------------------------------
From net investment income                    $(0.086)
-----------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $(0.086)
-----------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 9.980
-----------------------------------------------------------------

TOTAL RETURN(3)                                  0.66%
-----------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $18,387
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.76%(5)
   Net investment income                         1.56%(5)
Portfolio Turnover of the
   Investment Portfolio                             0%
Portfolio Turnover of the
   Government Obligations
   Portfolio                                       41%
-----------------------------------------------------------------
+  The operating expenses of the Investment Portfolio and the
   Fund reflect an allocation of expenses to the Investment
   Adviser and Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                   2.80%(5)
   Net investment income                         0.52%(5)
Net investment income per
   share                                      $ 0.015
-----------------------------------------------------------------

 (1) For the period from the start of business, September 30, 2002, to December 31, 2002.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's shares of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Low Duration Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). After the longer of four years or the time when the CDSC applicable to your Class B shares expires, Class B shares will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund currently invests all of its investable assets in interests in two Portfolios, Investment Portfolio and Government Obligations Portfolio (the Portfolios), which are New York Trusts. The investment objectives and policies of the two Portfolios together are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Investment Portfolio and the Government Obligations Portfolio, (99.6% and 1.9%, respectively, at December 31, 2002). A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- The valuation policy of each Portfolio is as follows:
   Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage backed, pass-through securities) are normally valued on the basis of valuations furnished by dealers or a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations and money market securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $5,478 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2010. At December 31, 2002, net capital losses of $132,263 attributable to security transactions incurred after October 31, 2002 are treated as arising on the first day of the Fund's taxable year ending December 31, 2003. At December 31, 2002, the Fund did not have any undistributed ordinary income on a tax basis.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

 E Expense Reduction -- There were no custodian and transfer agent fees incurred by the Fund for the period from the start of business, September 30, 2002, to December 31, 2002.

 F Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

2 Distributions to Shareholders
-------------------------------------------
   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital and primarily relate to the different treatment for paydown gains/losses on mortgage-backed securities by the Portfolios.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                   PERIOD ENDED
    CLASS A                                    DECEMBER 31, 2002(1)
    -----------------------------------------------------------------
    Sales                                                2,864,993
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             6,369
    Redemptions                                           (165,387)
    -----------------------------------------------------------------
    NET INCREASE                                         2,705,975
    -----------------------------------------------------------------

                                                   PERIOD ENDED
    CLASS B                                    DECEMBER 31, 2002(1)
    -----------------------------------------------------------------
    Sales                                                1,103,860
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             3,482
    Redemptions                                            (33,365)
    -----------------------------------------------------------------
    NET INCREASE                                         1,073,977
    -----------------------------------------------------------------

                                                   PERIOD ENDED
    CLASS C                                    DECEMBER 31, 2002(1)
    -----------------------------------------------------------------
    Sales                                                1,896,911
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                             4,724
    Redemptions                                            (60,023)
    -----------------------------------------------------------------
    NET INCREASE                                         1,841,612
    -----------------------------------------------------------------

 (1) For the period from the start of business, September 30, 2002, to December 31, 2002.

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance serves as the investment adviser and administrator of the Fund, providing the Fund with investment advisory services (relating to the investment of the Fund's assets in the Portfolios), and as compensation for managing and administering the business affairs of the Fund. Under the investment advisory and administrative agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the period from the start of business, September 30, 2002, to December 31, 2002, the advisory and administration fee amounted to $9,313. To enhance the net investment income of the Fund, EVM was allocated $48,694 of the Fund's operating expenses for the period from the start of business, September 30, 2002, to December 31, 2002. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services and the Fund is allocated its share of the investment advisory fee paid by each Portfolio in which it invests. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the period from the start of business, September 30, 2002, to December 31, 2002, no significant amounts have been earned. Certain officers and Trustees of the Fund and Portfolios are officers of the above organizations. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,649 as its portion of the sales charge on sales of Class A shares for the period from the start of business, September 30, 2002, to December 31, 2002.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% and 0.60% of the Fund's average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $10,561 and $12,774 for Class B and Class C shares, respectively, to or payable to EVD for the period from the start of business, September 30, 2002, to December 31, 2002, representing 0.75% (annualized) and 0.60% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At December 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $287,000, and $697,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the period from the start of business, September 30, 2002, to December 31, 2002 amounted to $6,743, $3,502 and $5,302 for Class A,
   Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $2,000 and $300 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the period from the start of business, September 30, 2002, to December 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Investment Portfolio for the period from the start of business, September 30, 2002, to December 31, 2002 aggregated $63,031,410 and $38,097,239, respectively. Increases and decreases in the Fund's investment in the Government Obligations Portfolio for the period from the start of business, September 30, 2002, to December 31, 2002 aggregated $35,785,490 and $5,494,395, respectively.

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

8 Investment in Portfolios
-------------------------------------------
   For the period from the start of business, September 30, 2002, to December 31, 2002, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

                                                          GOVERNMENT
                                              INVESTMENT  OBLIGATIONS
                                              PORTFOLIO    PORTFOLIO     TOTAL
    ----------------------------------------------------------------------------
    Interest income                            $ 37,743   $   168,042  $ 205,785
    Security lending income                          --         6,833      6,833
    Expenses                                    (13,789)      (32,984)   (46,773)
    ----------------------------------------------------------------------------
    NET INVESTMENT INCOME                      $ 23,954   $   141,891  $ 165,845
    ----------------------------------------------------------------------------
    Net realized gain (loss) --
       Investment transactions
        (identified cost basis)                $   (249)  $    (2,121) $  (2,370)
       Financial futures contracts                   --        31,159     31,159
       Written options                               --           848        848
    ----------------------------------------------------------------------------
    NET REALIZED GAIN (LOSS) --
     ON INVESTMENTS                            $   (249)  $    29,886  $  29,637
    ----------------------------------------------------------------------------
    Change in unrealized
     appreciation (depreciation) --
       Investment                              $     39   $   370,835  $ 370,874
       Financial futures contracts                   --      (165,128)  (165,128)
    ----------------------------------------------------------------------------
    NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)               $     39   $   205,707  $ 205,746
    ----------------------------------------------------------------------------

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE LOW DURATION FUND:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Low Duration Fund (the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period from September 30, 2002 (commencement of operations) through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), Cash Management Portfolio (CMP), Government Obligations Portfolio (GOP), Investment Portfolio (IP) and Investment Grade Income Portfolio (IGIP), are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research, and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              185                    None
 Bibliowicz                              Trust, CMP and GOP  Executive Officer of
 11/28/59                                  since 1998; of    National Financial
                                          IGIP since 2000;   Partners (financial
                                          of IP since 2002   services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1991;   Chief Executive Officer
                                         of GOP since 1992;  of EVC, EV, EVM and
                                         of CMP since 1993;  BMR; Director of EV;
                                           of IGIP since     Vice President and
                                         2000; of IP since   Director of EVD.
                                                2002         Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and Portfolios.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                           of CMP and GOP    (corporate relations                           funds) consisting of 17
                                           since 1993; of    and communications                                  portfolios
                                          IGIP since 2000;   company).
                                          of IP since 2002

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III                                     Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
 2/23/35                                   of CMP and GOP    Banking Emeritus,                                and Telect, Inc.
                                           since 1993; of    Harvard University                              (telecommunication
                                          IGIP since 2000;   Graduate School of                               services company)
                                          of IP since 2002   Business
                                                             Administration.

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1986;   Corporation (an
                                           of CMP and GOP    investment and
                                           since 1993; of    financial advisory
                                          IGIP since 2000;   services company)
                                          of IP since 2002   (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                185                   None
 9/14/57                                 Trust, CMP and GOP  University of
                                           since 1998; of    California at Los
                                          IGIP since 2000;   Angeles School of Law
                                          of IP since 2002   (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1986;   Consultant.
                                           of CMP and GOP
                                           since 1993; of
                                          IGIP since 2000

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)
                          WITH THE            TERM OF
                         TRUST AND           OFFICE AND
      NAME AND              THE              LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIOS           SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,   Vice President of       Since 1995      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 34 registered
 7/28/59                                                     investment companies managed
                                                             by EVM or BMR.

 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas J. Fetter    Vice President of       Since 1997      Vice President of EVM and BMR.
 8/20/43                 the Trust                           Officer of 126 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Elizabeth Kenyon     President of CMP     Since 2002(2)     Vice President of EVM and BMR.
 9/8/59                   and IGIP                           Officer of 2 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas H. Luster    Vice President of       Since 2002      Vice President of EVM and BMR.
 4/8/62                 CMP and IGIP                         Officer of 14 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Michael R. Mach     Vice President of       Since 1999      Vice President of EVM and BMR
 7/15/47                 the Trust                           since December 1999.
                                                             Previously, Managing Director
                                                             and Senior Analyst for
                                                             Robertson Stephens
                                                             (1998-1999); Managing Director
                                                             and Senior Analyst for Piper
                                                             Jaffray (1996-1998). Officer
                                                             of 23 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.

EATON VANCE LOW DURATION FUND AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF
                         TRUST AND           OFFICE AND
      NAME AND              THE              LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIOS           SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Robert B.           Vice President of       Since 1998      Vice President of EVM and BMR.
 MacIntosh               the Trust                           Officer of 125 registered
 1/22/57                                                     investment companies managed
                                                             by EVM or BMR.

 Duncan W.           Vice President the      Since 2001      Senior Vice President and
 Richardson                Trust                             Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 40 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Walter A. Row, III  Vice President of       Since 2001      Director of Equity Research
 7/20/57                 the Trust                           and a Vice President of EVM
                                                             and BMR. Officer of 21
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Judith A. Saryan    Vice President of       Since 2003      Vice President of EVM and BMR.
 8/21/54                 the Trust                           Previously, Portfolio Manager
                                                             and Equity Analyst for State
                                                             Street Global Advisors
                                                             (1980-1999). Officer of 22
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Susan Schiff          Vice President    Vice President of   Vice President of EVM and BMR.
 3/13/61                                  the Trust and IP   Officer of 24 registered
                                         since 2002; of GOP  investment companies managed
                                             since 1993      by EVM or BMR.

 Edward E. Smiley,   Vice President of       Since 1999      Vice President of EVM and BMR.
 Jr.                     the Trust                           Officer of 36 registered
 10/5/44                                                     investment companies managed
                                                             by EVM or BMR.

 Mark Venezia         President of GOP     Since 2002(2)     Vice President of EVM and BMR.
 5/23/49                   and IP                            Officer of 3 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary        Secretary of the   Vice President, Secretary and
 10/10/40                                Trust, CMP and GOP  Chief Legal Officer of BMR,
                                           since 1997; of    EVM, EVD and EVC. Officer of
                                          IGIP since 2000;   190 registered investment
                                          of IP since 2002   companies managed by EVM or
                                                             BMR.

 Kristin S.           Treasurer of CMP     Since 2002(2)     Assistant Vice President of
 Anagnost                                                    EVM and BMR. Officer of 109
 6/12/65                                                     registered investment
                                                             companies managed by EVM or
                                                             BMR.

 William J. Austin,  Treasurer of IGIP     Since 2002(2)     Assistant Vice President of
 Jr.                                                         EVM and BMR. Officer of 59
 12/27/51                                                    registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Barbara E.           Treasurer of GOP     Since 2002(2)     Vice President of EVM and BMR.
 Campbell                  and IP                            Officer of 190 registered
 6/19/57                                                     investment companies managed
                                                             by EVM or BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (2) Prior to 2002, Ms. Kenyon served as Vice President of CMP and IGIP since 2001, Mr. Venezia served as Vice President of GOP since 1993,
      Ms. Anagnost served as Assistant Treasurer of CMP since 1998,
      Mr. Austin served as Assistant Treasurer of IGIP since 2000 and
      Ms. Campbell served as Assistant Treasurer of GOP since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

EATON VANCE MUTUAL FUNDS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA
02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1560-2/03                                                                  LDSRC